Guarantees (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Guarantees [Abstract]
Schedule of the changes in warranty liability

Below is a table summarizing the product warranties activity for the six months ended June 30, 2016 and for the twelve months ended December 31, 2015:

(in millions)	June 30, 2016	December 31, 2015
Balance at the beginning of the period	$40.0	$42.0
Accruals for warranties issued	12.3	24.2
Settlements made (in cash or in kind)	(15.5)	(25.2)
Currency translation impact	(0.2)	(1.0)

Balance at the end of the period	$36.6	$40.0

Below is a table summarizing the warranty activity for the years ended December 31, 2015 and 2014:

(in millions)	2015	2014
Balance at beginning of period	$42.0	$38.3
Accruals for warranties issued during the period	24.2	27.9
Divestiture	—	(23.7)
Settlements made (in cash or in kind) during the period	(25.2)	(0.5)
Currency translation	(1.0)	—

Balance at end of period	$40.0	$42.0